Note 2 - Operations	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Nature of operations [text block]
2.	OPERATIONS

Just Energy is a leading consumer company focused on essential needs, including electricity and natural gas commodities; on health and well-being, through products such as water quality and filtration devices; and on utility conservation, bringing energy efficient solutions and renewable energy options to consumers. Currently operating in the United States (“U.S.”), Canada, the United Kingdom (“U.K.”), Germany, Ireland and Japan, Just Energy serves residential and commercial customers. Just Energy is the parent company of Amigo Energy, EdgePower Inc., Filter Group Inc., Green Star Energy, Hudson Energy, Interactive Energy Group, Just Energy Advanced Solutions, Tara Energy and TerraPass.

By fixing the price of natural gas or electricity under its fixed-price or price-protected program contracts for a period of up to five
years, Just Energy’s customers offset their exposure to changes in the price of these essential commodities. Variable rate products allow customers to maintain competitive rates while retaining the ability to lock into a fixed price at their discretion. Flat-bill products allow customers to pay a flat rate each month regardless of usage. Just Energy derives its margin or gross profit from the difference between the price at which it is able to sell the commodities to its customers and the related price at which it purchases the associated volumes from its suppliers.

Through the Filter Group business acquired by Just Energy on
October 1, 2018,
Just Energy provides subscription-based, home water filtration systems to residential customers, including under-counter and whole-home water filtration solutions. In addition, Just Energy markets smart thermostats, offering the thermostats as a stand-alone unit or bundled with certain commodity products. The smart thermostats are manufactured and distributed by ecobee Inc. (“ecobee”), a company in which Just Energy holds a
7.9%
fully diluted equity interest. Just Energy also offers green products through its JustGreen program. The JustGreen electricity product offers customers the option of having all or a portion of their electricity sourced from renewable green sources such as wind, solar, hydropower or biomass. The JustGreen gas product offers carbon offset credits that allow customers to reduce or eliminate the carbon footprint of their homes or businesses. Additional green products allow customers to offset their carbon footprint without buying energy commodity products and can be offered in all states and provinces without being dependent on energy deregulation. Just Energy also provides energy management solutions to both Consumer and Commercial customers in the form of value-added products and services which include, but are not
limited to, smart irrigation controllers, LED retrofit lighting and HVAC controls, as well as enterprise monitoring.